COMMITMENTS, GUARANTEES, PRODUCT WARRANTIES AND OTHER LOSS CONTINGENCIES - Commitments (Details) $ in Millions	Dec. 31, 2022 USD ($)
Investment Commitments
Long-term Purchase Commitment [Line Items]
Commitments	$ 3,877
Run-off Insurance Operations
Long-term Purchase Commitment [Line Items]
Commitments	3,778
Run-off insurance operations, unconsolidated VIE investment commitment
Long-term Purchase Commitment [Line Items]
Commitments	3,773
Aerospace | Financial Assistance
Long-term Purchase Commitment [Line Items]
Commitments	$ 2,390